Investment Portfolio	as of July 31, 2019 (Unaudited)

DWS Global Small Cap Fund

	Shares	Value ($)
Common Stocks 97.7%
Austria 1.9%
Lenzing AG	14,713	1,506,052
Wienerberger AG	109,106	2,493,844
(Cost $4,887,177)		3,999,896
Bermuda 1.1%
Lazard Ltd. “A” (a) (Cost $1,342,882)	58,873	2,278,974
Brazil 1.2%
Construtora Tenda SA (Cost $1,320,896)	380,707	2,527,838
Canada 2.4%
First Quantum Minerals Ltd.	133,880	1,233,505
Linamar Corp.	31,191	1,056,401
Quebecor, Inc. "B"	117,855	2,669,999
(Cost $5,079,429)		4,959,905
France 3.0%
Altran Technologies SA	98,008	1,545,543
SMCP SA 144A*	108,308	1,704,739
SPIE SA	118,910	2,202,982
Synergie SA	20,698	661,604
(Cost $8,179,205)		6,114,868
Germany 3.2%
Deutz AG	222,396	1,538,209
PATRIZIA Immobilien AG	164,690	3,183,927
United Internet AG (Registered)	58,723	1,756,020
(Cost $3,352,292)		6,478,156
Hong Kong 1.3%
Techtronic Industries Co., Ltd. (Cost $453,420)	370,709	2,765,923
India 1.2%
WNS Holdings Ltd. (ADR)* (Cost $1,062,916)	38,791	2,444,609
Ireland 1.3%
Avadel Pharmaceuticals PLC (ADR)* (b)	111,198	256,867
Dalata Hotel Group PLC	292,968	1,508,282
Ryanair Holdings PLC*	75,808	808,160
(Cost $2,818,420)		2,573,309
Italy 2.3%
Buzzi Unicem SpA	138,066	2,801,000
Cerved Group SpA	72,156	567,096
Moncler SpA	31,835	1,305,056
(Cost $4,738,730)		4,673,152
Japan 10.0%
Ai Holdings Corp.	109,842	1,715,397
Anicom Holdings, Inc.	63,300	2,205,065
BML, Inc.	83,800	2,303,625
Daikyonishikawa Corp.	174,500	1,438,088
Kura Sushi, Inc.	15,100	619,775
Kusuri No Aoki Holdings Co., Ltd.	40,360	2,681,122
Optex Group Co., Ltd.	46,300	586,568
Sawai Pharmaceutical Co., Ltd.	37,300	2,062,052
Syuppin Co., Ltd.	170,800	1,160,467
Topcon Corp.	85,400	1,000,893
UT Group Co., Ltd.	82,770	1,827,045
Zenkoku Hosho Co., Ltd.	72,400	2,827,783
(Cost $15,148,839)		20,427,880
Korea 0.7%
i-SENS, Inc. (Cost $1,968,069)	65,088	1,363,479
Luxembourg 1.2%
B&M European Value Retail SA (Cost $2,625,037)	569,112	2,555,670
Spain 1.3%
Talgo SA 144A* (Cost $2,499,197)	507,543	2,736,211
Sweden 1.0%
Nobina AB 144A (Cost $1,427,466)	340,967	1,992,246
Switzerland 0.5%
Transocean Ltd.* (d) (Cost $1,692,341)	163,999	997,114
United Kingdom 3.9%
accesso Technology Group PLC*	51,009	639,462
Arrow Global Group PLC	245,382	805,940
Clinigen Healthcare Ltd.*	106,379	1,300,301
Domino's Pizza Group PLC	351,228	1,051,055
Electrocomponents PLC	353,429	2,613,749
Scapa Group PLC	626,976	1,500,802
(Cost $6,579,807)		7,911,309
United States 60.2%
Advanced Disposal Services, Inc.*	69,500	2,249,715
Affiliated Managers Group, Inc.	19,116	1,639,962
Americold Realty Trust (REIT)	74,580	2,500,667
Amicus Therapeutics, Inc.*	43,904	544,410
Arena Pharmaceuticals, Inc.*	23,488	1,472,228
BioSript, Inc.*	497,838	1,408,882
Blucora, Inc.*	42,173	1,262,660
Cabot Microelectronics Corp.	12,294	1,495,565
California Resources Corp.* (b)	39,144	599,295
Cardiovascular Systems, Inc.*	55,391	2,538,569
Casey's General Stores, Inc.	23,037	3,729,921
Chart Industries, Inc.*	31,198	2,356,385
Cleveland-Cliffs, Inc. (b)	105,900	1,128,894
Contango Oil & Gas Co.*	541,107	719,672
Cornerstone OnDemand, Inc.*	26,316	1,557,907
Dril-Quip, Inc.*	48,657	2,560,331
Ducommun, Inc.*	105,107	4,430,260
Eagle Bancorp., Inc.	35,985	1,450,555
EastGroup Properties, Inc. (REIT)	8,896	1,071,790
Envestnet, Inc.*	32,919	2,350,746
Essential Properties Realty Trust, Inc. (REIT)	76,919	1,624,529
Five9, Inc.*	59,486	2,936,824
Four Corners Property Trust, Inc. (REIT)	75,838	2,043,076
Fox Factory Holding Corp.*	34,780	2,785,182
Genomic Health, Inc.*	10,779	786,544
Green Dot Corp. "A"*	17,522	888,190
H&E Equipment Services, Inc.	52,636	1,611,188
Heron Therapeutics, Inc.*	70,511	1,229,712
Hillenbrand, Inc.	32,300	1,088,187
Hudson Pacific Properties, Inc. (REIT)	62,035	2,189,835
Hyster-Yale Materials Handling, Inc.	33,194	2,052,717
Inphi Corp.*	36,228	2,181,288
iRhythm Technologies, Inc.*	11,641	967,833
Jack in the Box, Inc.	17,456	1,253,864
Jefferies Financial Group, Inc.	88,064	1,878,405
Lumentum Holdings, Inc.*	36,281	2,054,593
Masonite International Corp.*	21,600	1,151,280
Merit Medical Systems, Inc.*	31,126	1,228,232
Mistras Group, Inc.*	53,510	811,212
Molina Healthcare, Inc.*	19,300	2,562,654
National Storage Affiliates Trust (REIT)	100,296	3,037,966
Neurocrine Biosciences, Inc.*	17,439	1,680,945
Pacira BioSciences, Inc.*	40,184	1,763,676
Physicians Realty Trust (REIT)	119,289	2,052,964
Providence Service Corp.*	49,095	2,736,555
QAD, Inc. "A"	47,983	2,069,987
QTS Realty Trust, Inc. "A", (REIT)	24,019	1,111,599
Retrophin, Inc.*	129,604	2,564,863
Rush Enterprises, Inc. "A"	125,961	4,743,691
Samsonite International SA 144A (c)	543,300	1,071,183
SEACOR Marine Holdings, Inc.*	136,442	1,921,103
Sinclair Broadcast Group, Inc. "A"	43,580	2,189,895
South State Corp.	39,693	3,178,218
Synovus Financial Corp.	69,646	2,658,388
Tandem Diabetes Care, Inc.*	10,885	690,436
Tenneco, Inc. "A"	34,708	313,760
Thermon Group Holdings, Inc.*	131,367	3,328,840
Titan Machinery, Inc.*	123,745	2,566,471
TopBuild Corp.*	18,273	1,482,488
Trinseo SA	35,356	1,372,166
TriState Capital Holdings, Inc.*	85,622	1,798,062
Varonis Systems, Inc.*	39,388	2,832,391
WEX, Inc.*	11,270	2,457,649
YETI Holdings, Inc.* (b)	58,056	2,018,027
Zions Bancorp. NA	34,197	1,541,259
(Cost $98,682,265)		123,576,341
Total Common Stocks (Cost $163,858,388)		200,376,880
Preferred Stocks 1.0%
Brazil
Randon SA Implementos e Participacoes (Cost $2,006,776)	765,145	1,986,869
Convertible Preferred Stocks 0.5%
United States
Providence Service Corp., 5.5% (e) (Cost $707,500)	7,075	988,868
Securities Lending Collateral 2.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.29% (f) (g) (Cost $4,131,629)	4,131,629	4,131,629
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 2.39% (f) (Cost $1,227,383)	1,227,383	1,227,383
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $171,931,676)	101.8	208,711,629
Other Assets and Liabilities, Net	(1.8)	(3,605,196)
Net Assets	100.0	205,106,433

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended July 31, 2019 are as follows:

Value ($) at 10/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 7/31/2019	Value ($) at 7/31/2019
Securities Lending Collateral 2.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.29% (f) (g)
7,471,849	—	3,340,220 (h)	—	—	84,034	—	4,131,629	4,131,629
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 2.39% (f)
6,637,007	29,145,274	34,554,898	—	—	52,020	—	1,227,383	1,227,383
14,108,856	29,145,274	37,895,118	—	—	136,054	—	5,359,012	5,359,012

*	Non-income producing security.
(a)	Listed on the NASDAQ Stock Market, Inc.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2019 amounted to $3,962,591, which is 1.9% of net assets.
(c)	Listed on the Stock Exchange of Hong Kong.
(d)	Listed on the New York Stock Exchange.
(e)	Investment was valued using significant unobservable inputs.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $394,978.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended July 31, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

At July 31, 2019 the DWS Global Small Cap Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Preferred Stocks & Convertible Preferred Stocks
Industrials	42,909,195	21%
Information Technology	30,483,171	15%
Health Care	30,450,730	15%
Financials	24,980,557	12%
Consumer Discretionary	23,851,875	12%
Real Estate	18,816,354	9%
Materials	12,036,263	6%
Energy	6,797,515	4%
Communication Services	6,615,914	3%
Consumer Staples	6,411,043	3%
Total	203,352,617	100%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$—	$3,999,896	$—	$3,999,896
Bermuda	2,278,974	—	—	2,278,974
Brazil	2,527,838	—	—	2,527,838
Canada	4,959,905	—	—	4,959,905
France	—	6,114,868	—	6,114,868
Germany	—	6,478,156	—	6,478,156
Hong Kong	—	2,765,923	—	2,765,923
India	2,444,609	—	—	2,444,609
Ireland	256,867	2,316,442	—	2,573,309
Italy	—	4,673,152	—	4,673,152
Japan	—	20,427,880	—	20,427,880
Korea	—	1,363,479	—	1,363,479
Luxembourg	—	2,555,670	—	2,555,670
Spain	2,736,211	—	—	2,736,211
Sweden	1,992,246	—	—	1,992,246
Switzerland	997,114	—	—	997,114
United Kingdom	—	7,911,309	—	7,911,309
United States	122,505,159	1,071,182	—	123,576,341
Preferred Stocks	1,986,869	—	—	1,986,869
Convertible Preferred Stocks	—	—	988,868	988,868
Short-Term Investments (i)	5,359,012	—	—	5,359,012
Total	$148,044,804	$59,677,957	$988,868	$208,711,629

(i)	See Investment Portfolio for additional detailed categorizations.